GOODWILL - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
GOODWILL
Goodwill	¥ 572,216		¥ 572,216		¥ 575,427				$ 81,826	$ 81,826
Goodwill, Acquired during period	0	$ 0	0
Decrease of goodwill from disposal	0	0	3,211
Goodwill impairment charges	0	$ 0	0	$ 0	¥ 0
New Spring Group | Not Discontinued Operations
GOODWILL
Decrease of goodwill from disposal			3,211
GFMH, CMCC, SJYH, BPMC
GOODWILL
Goodwill	¥ 572,216		¥ 572,216						$ 78,393
Goodwill, Acquired during period								¥ 158,724
Tianjin Jiatai Group
GOODWILL
Goodwill, Acquired during period								¥ 45,272
HealthingKon
GOODWILL
Goodwill, Acquired during period						¥ 368,220
New Spring Group
GOODWILL
Goodwill, Acquired during period							¥ 3,211